Interest Income and Interest Expense - Schedule of Composition of Interest Income and Inflation-indexing (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Totals	$ 3,177,133	$ 1,687,502	$ 1,549,674
Investments under resale agreements [Member]
Disclosure of detailed information about hedged items [line items]
Totals	18,265	3,712	3,567
Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	2,009	621	1,541
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,553,763	879,687	849,216
Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	970,169	515,058	306,826
Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	412,010	304,576	323,966
Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	333,800	90,547	79,038
Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	91,101	16,930	9,445
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(203,984)	(123,629)	(23,925)
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	2,049,911	1,205,094	1,343,255
Hedged of interest [member] | Investments under resale agreements [Member]
Disclosure of detailed information about hedged items [line items]
Totals	18,265	3,712	3,567
Hedged of interest [member] | Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	2,009	621	1,541
Hedged of interest [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	976,295	610,371	732,791
Hedged of interest [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	225,613	190,326	189,833
Hedged of interest [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	411,737	304,385	323,836
Hedged of interest [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	260,383	45,629	58,083
Hedged of interest [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	80,260	10,575	7,624
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	75,349	39,475	25,980
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,127,222	482,408	206,419
Hedged of inflation adjustments [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	577,468	269,316	116,425
Hedged of inflation adjustments [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	744,556	324,732	116,993
Hedged of inflation adjustments [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	273	191	130
Hedged of inflation adjustments [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	73,417	44,918	20,955
Hedged of inflation adjustments [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	10,841	6,355	1,821
Hedged of inflation adjustments [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (279,333)	$ (163,104)	$ (49,905)